Business Division Information and Geographical Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales	$ 1,065,757	$ 148,586	$ 2,069,398	$ 265,131	$ 1,634,602	$ 741,785
Operating income	(2,214,707)	(937,038)	(3,792,116)	(3,249,195)	(26,387,228)	(4,093,522)
Assets	30,307,223		30,307,223		27,422,580	4,583,583
Capital expenditures					155,481	354,825
Depreciation and amortization	97,493	59,228	196,029	114,866	257,213	246,603
SOCIAL NETWORKING [Member]
Sales	576,205	40,894	1,061,362	63,903	744,245	68,994
Operating income					(17,933,074)	(2,386,594)
Assets					14,331,565	472,689
Capital expenditures					155,481	354,825
Depreciation and amortization					221,782	242,625
EDUCATION AND MENTORING [Member]
Sales					490,310	315,989
Operating income					(1,896,329)	(194,464)
Assets					$ 10,853,975	$ 2,189,592
Capital expenditures
Depreciation and amortization					$ 34,939	$ 525
BUSINESS SERVICES [Member]
Sales	458,565	$ 107,692	977,049	$ 201,228	400,047	356,802
Operating income					(31,689)	20,952
Assets					$ 1,974,518	$ 1,614,306
Capital expenditures
Depreciation and amortization					$ 563	$ 3,453
REPORTABLE SEGMENTS TOTAL [Member]
Sales					1,634,602	741,785
Operating income					(19,861,092)	(2,560,106)
Assets					27,160,058	4,276,587
Capital expenditures					155,481	354,825
Depreciation and amortization					257,284	246,603
CORPORATE & OTHER [Member]
Operating (loss) from administrative expenses					(6,526,136)	(1,533,416)
Assets					$ 262,522	$ 306,996
Capital expenditures
Depreciation and amortization
FUNDING [Member]
Sales	$ 30,987		$ 30,987